Balance Sheets (GGLG PROPERTIES PTY. LTD) - GGLG PROPERTIES PTY. LTD. [Member] - USD ($)	Dec. 31, 2020	Jun. 30, 2020	Jun. 30, 2019
CURRENT ASSETS
Cash and bank balances	$ 2,134	$ 1,485	$ 4,146
Amount due from related parties		2,055	16,175
Other receivables, deposits and prepayments		325
Trade receivables	4,268	13,327	25,302
Total current assets	6,402	17,192	45,624
NON-CURRENT ASSETS
Property, plant and equipment, net	642,726	546,666	589,493
Total non-current assets	642,726	546,666	589,493
TOTAL ASSETS	649,128	563,858	635,116
CURRENT LIABILITIES
Other payables and accrued liabilities	9,781	6,016	15,790
Amount due to a Director		1,458
Amount due to a related party	25,560	16,411
Finance lease	8,076
Loan	508,760	452,006	462,790
Total current liabilities	552,177	475,891	478,580
NON-CURRENT LIABILITIES
Finance lease	24,696
Total non-current liabilities	24,696
TOTAL LIABILITIES	576,873	475,891	478,580
STOCKHOLDERS' EQUITY
Common stocks	791,745	791,745	791,745
Capital reserve	(397,108)	(397,108)	(397,108)
Accumulated losses	(310,091)	(284,995)	(221,356)
Other comprehensive losses	(12,291)	(21,675)	(16,745)
TOTAL STOCKHOLDERS' EQUITY	72,255	87,967	156,536
TOTAL LIABILITIES AND STOCKHOLDERS' EQUITY	$ 649,128	$ 563,858	$ 635,116